SUPPLEMENT DATED FEBRUARY 3, 2010
TO

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUSES DATED APRIL 11, 2006, AS SUPPLEMENTED DECEMBER 29, 2006,
AND PROSPECTUSES DATED MAY 1, 2006
FOR SUN LIFE FINANCIAL MASTERS IV AND SUN LIFE FINANCIAL MASTERS VII

PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM, FUTURITY SELECT SEVEN, FUTURITY FOCUS,
FUTURITY ACCOLADE, FUTURITY FOCUS II, AND FUTURITY SELECT FOUR

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to the investment adviser of the First Eagle Overseas Variable Fund.

Arnold and S. Bleichroeder Advisers, LLC, the investment adviser to the First Eagle Overseas Variable Fund, has changed its name to First Eagle Investment Management, LLC.

Any reference to Arnold and S. Bleichroeder Advisers, LLC in each prospectus listed above is replaced with the name First Eagle Investment Management, LLC.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Futuritys, Master IV, Masters VII (US) 2/2010